Gratuity and other post-employment benefit plans - Summary of Employee Benefit Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Net employees benefit expense recognised in employee cost
Net benefit expense	₨ 36	$ 0	₨ 28	₨ 31
Contribution to provident fund and other fund charged to consolidated statement of profit or loss (inclusive of amount capitalised in different projects)	126	2	102	88
Defined Benefit Gratuity Plan [Member]
Net employees benefit expense recognised in employee cost
Current service cost	73	1	52	44
Interest cost on benefit obligation	16	0	12	10
Net benefit expense	89	1	64	54
Net (expense) / income recognised in OCI	(18)	0	3	9
Defined Contribution Plan [Member]
Net employees benefit expense recognised in employee cost
Contribution to provident fund and other fund charged to consolidated statement of profit or loss (inclusive of amount capitalised in different projects)	₨ 311	$ 4	₨ 210	₨ 150